UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.       Name and address of issuer:

         Columbia Growth Fund, Inc.
         1301 S.W. Fifth Avenue
         Portland, OR  97201

2.       Name of each series or class of funds for which this notice is filed:

3.       Investment Company Act File Number:                811-1449

         Securities Act File Number:                        2-25785

4.       (a)      Last day of fiscal year for which this form is filed:
                  December 31, 1999

4.       (b)      [  ]  Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4.       (c)      [  ]  Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year pursuant
                  to section 24(f):                           $639,829,458
                                                              ----------------
         (ii)     Aggregate price of securities redeemed
                  or repurchased during the
                  fiscal year:      $494,532,804
                                    ----------------
         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees payable to
                  the Commission:   $          0
                                    ----------------
         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:               $494,532,804
                                                              ----------------

         (v)      Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                            $145,296,654
                                                              ----------------
         (vi)     Redemption  credits  available for
                  use in future years if Item
                  5(i) is less than Item 5 (iv)
                  [subtract Item 5(iv) from
                  Item 5(i)]:       ($     --      )
                                    ----------------
         (vii)    Multiplier for determining registration fee:  x      .000264
                                                              ----------------
         (viii)   Registration fee due [multiply Item 5(v) by
                  Item 5(vii)] (enter "0" if no fee is due):  $    38,358.32
                                                              ----------------

6.       Prepaid Shares:

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                              $         --
                                                              ----------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                              $    38,358.32
                                                              ----------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 27, 2000

         Method of Delivery:                 [ X ] Wire Transfer
                                             [   ] Mail or other means


                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:      (Signature and Title)*          J. JERRY INSKEEP, JR.
                                         ---------------------
                                         J. Jerry Inskeep, Jr., President
Date:    March 28, 2000